Label	Element	Value
SIMT MULTI-ASSET INFLATION MANAGED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Inflation Managed Fund
(the "Fund")

Supplement Dated May 19, 2022
to the Class F Shares Prospectus (the "Prospectus") dated January 31, 2022

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Inflation Managed Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Prospectus is hereby amended and supplemented to revise the Performance Information for the Fund.

In the Fund Summary for the Fund, under the heading titled "Performance Information," the bar chart thereunder is hereby deleted and replaced with the following:

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4.42% (06/30/2021) Worst Quarter: -10.32% (03/31/2020)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.32%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SIMT MULTI-ASSET INFLATION MANAGED FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2013	rr_AnnualReturn2013	(6.00%)
Annual Return 2014	rr_AnnualReturn2014	(4.68%)
Annual Return 2015	rr_AnnualReturn2015	(4.12%)
Annual Return 2016	rr_AnnualReturn2016	3.52%
Annual Return 2017	rr_AnnualReturn2017	(1.96%)
Annual Return 2018	rr_AnnualReturn2018	(3.64%)
Annual Return 2019	rr_AnnualReturn2019	5.68%
Annual Return 2020	rr_AnnualReturn2020	(1.59%)
Annual Return 2021	rr_AnnualReturn2021	10.82%